Leasing Arrangements - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Operating lease right-of-use assets	$ 13,052,091	$ 15,107,880
Finance lease right-of-use assets, location	Property and equipment, net	Property and equipment, net
Finance lease right-of-use assets	$ 46,700	$ 48,116
Total leased assets	13,098,791	15,155,996
Current liabilities
Operating lease liabilities	$ 887,962	$ 842,680
Operating lease liabilities location	Total current liabilities	Total current liabilities
Finance lease liabilities	$ 5,105	$ 4,851
Finance lease liabilities location	Total current liabilities	Total current liabilities
Total current liabilities	$ 893,067	$ 847,531
Non-current liabilities
Operating lease obligations	$ 17,887,661	$ 20,220,274
Operating lease obligations location	Total non-current liabilities	Total non-current liabilities
Finance lease obligations	$ 37,965	$ 43,332
Finance lease obligations location	Total non-current liabilities	Total non-current liabilities
Total non-current liabilities	$ 17,925,626	$ 20,263,606
Total lease obligations	18,818,693	21,111,137
Finance lease right-of-use assets, accumulated amortization	$ 21,600	$ 17,600